Consolidated Condensed Interim Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from (used in) operating activities
Loss for the period	$ (10,090,512)	$ (7,069,499)
Items not affecting cash
(Recovery) / allowance for credit losses	(118,378)	193,013
Depreciation	885,736	887,470
Share-based payments	697,898	1,118,697
Accretion and accrued interest	501,511	382,330
Foreign exchange (gain) / loss	(34,876)	11,574
Cash flow used in operating activities before changes in non-cash items	(8,158,621)	(4,476,415)
Changes in non-cash items:
Accounts receivable	2,008,700	2,313,466
Inventory	1,794,750	7,543,303
Prepaids and deposits	364,493	(862,452)
Finance lease receivables	24,213	99,290
Accounts payable and accrued liabilities	(536,499)	(3,325,979)
Deferred revenue	7,352	565,621
Warranty liability	(45,964)	545,318
Total cash flows from (used in) operating activities	(4,541,576)	2,402,152
Cash flows from (used in) investing activities
Purchase of property and equipment	(76,385)	(139,104)
Total cash flows from (used in) investing activities	(76,385)	(139,104)
Cash flows from (used in) financing activities
Advances / (repayments) on loans from related parties	750,040	(421,166)
Proceeds from (repayment of) line of credit	(504,092)	(50,028)
Proceeds from term loan facility	1,885,919	0
Payments on lease liabilities	(522,710)	(533,338)
Cash used for restricted deposit	0	(400,000)
Promissory note receivable	0	13,994
Repayment of other liabilities	(4,283)	(4,282)
Proceeds from issuance of common shares and warrants	2,325,750	520,892
Equity offering costs	(400,774)	(14,904)
Proceeds from exercise of stock options	0	118,075
Total cash flows from (used in) financing activities	3,529,850	(770,757)
Foreign exchange on cash	54,128	(104,818)
Net (decrease) increase in cash	(1,033,983)	1,387,473
Cash, beginning of period	1,150,891	600,402
Cash, end of period	$ 116,908	$ 1,987,875